Leases: - Rent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Hman Group holdings Inc and subsidiaries
Rent expense	$ 22,491	$ 24,774	$ 19,281